Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2022 USD ($)
PRC
Tax loss carry forwards
Tax loss carry forwards	$ 44,522,234
2023	741,592
2024	2,796,457
2025	1,165,853
2026	9,963,598
2027	14,804,100
Thereafter	15,050,635
Hong Kong
Tax loss carry forwards
Tax loss carry forwards	28,479,048
USA
Tax loss carry forwards
Tax loss carry forwards	$ 26,744,992